UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-09037

Nuveen Investment Trust III

(Exact name of registrant as specified in charter)

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices)                                                  (Zip code)

Jessica R. Droeger—Vice President and Secretary, 333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:	312-917-7700

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2004

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Portfolio of Investments (Unaudited)

Nuveen Short Duration Bond Fund

December 31, 2004

Principal Amount (000)	Description	Market Value

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 96.8%

	U. S. Treasury Notes – 96.8%

$ 700	1.625%, 2/28/06	$ 690,731

4,000	7.000%, 7/15/06	4,242,187

500	2.375%, 8/15/06	495,391

1,000	6.500%, 10/15/06	1,060,235

1,000	2.625%, 11/15/06	992,930

1,800	3.250%, 8/15/07	1,803,235

400	3.000%, 11/15/07	397,656

$9,400	Total Investments (cost $9,682,023) - 96.8%	9,682,365

	Other Assets Less Liabilities – 3.2%	325,143

	Net Assets – 100%	$10,007,508

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to amortization of premium on taxable debt securities and timing differences in recognizing certain gains and losses on security transactions.

At December 31, 2004, the cost of investments was $ 9,687,691.

Gross unrealized appreciation and gross unrealized depreciation of investments at December 31, 2004, were as follows:

	Gross unrealized:

	Appreciation	$ 579

	Depreciation	(5,905)

	Net unrealized appreciation (depreciation) of investments	$(5,326)

Portfolio of Investments (Unaudited)

Nuveen Core Bond Fund

December 31, 2004

Principal Amount (000)	Description	Market Value

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 98.0%

	Financials - 19.9%

	Fannie Mae, Mortgage Backed Securities, Conventional Mortgage Loans:

$1,000	4.500%, 12/01/19 (TBA)	$996,875

1,000	5.000%, 11/01/35 (TBA)	992,188

	U.S. Treasury Bonds – 8.9%

360	7.500%, 11/15/24	481,275

380	5.375%, 2/15/31	411,024

	U.S. Treasury Notes – 69.2%

1,400	2.000%, 8/31/05	1,394,970

700	2.375%, 8/15/06	693,575

1,705	3.250%, 8/15/07	1,708,063

295	2.625%, 5/15/08	288,525

1,125	6.500%, 2/15/10	1,274,019

1,550	4.250%, 11/15/13	1,560,232

$9,515	Total U.S. Government and Agency Obligations (cost $9,802,535)	9,800,746

	EURO TIME DEPOSITS – 21.0%

$2,110	State Street Bank, 1.000%, 1/03/05	2,109,925

	Total Euro Time Deposits (cost $2,109,925)	2,109,925

	Total Investments (cost $11,912,460) - 119.0%	11,910,671

	Other Assets Less Liabilities – (19.0)%	(1,905,028)

	Net Assets – 100%	$10,005,643

DJ Investment Grade CDX at December 31, 2004:

Counterparty	Type	Notional Amount	Fixed Rate	Termination Date	Unrealized Appreciation (Depreciation)

Morgan Stanley	Sell	$3,000,000	0.500%	3/20/10	$—

(TBA)To be announced. Security is subject to sale/buy back arrangements.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to amortization of premium on taxable debt securities and timing differences in recognizing certain gains and losses on security transactions.

At December 31, 2004, the cost of investments was $11,913,472.

Gross unrealized appreciation and gross unrealized depreciation of investments at December 31, 2004, were as follows:

Gross unrealized:

Appreciation	$2,955

Depreciation	(5,756)

Net unrealized appreciation (depreciation) of investments	$(2,801)

Portfolio of Investments (Unaudited)

Nuveen High Yield Bond Fund

December 31, 2004

Principal Amount (000)	Description	Optional Call Provisions*	Ratings**	Market Value

	CORPORATE BONDS – 58.7%

	Consumer Discretionary - 14.5%

$100	Boyd Gaming Corporation, 7.750%, 12/15/12	12/07 at 103.88	B+	$109,625

100	Carrols Corporation, 9.000%, 1/15/13	1/09 at 104.50	B-	104,000

100	Goodman Global Holdings Inc, 7.875%, 12/15/12	12/08 at 103.94	B-	99,500

120	J.C. Penney Company, Notes, 9.000%, 8/01/12	No Opt. Call	BB+	148,500

100	Pantry Inc, 7.750%, 2/15/14	2/09 at 103.88	B-	107,000

100	Phillips-Van Heusen Corporation, 8.125%, 5/01/13	5/08 at 104.06	BB-	109,000

100	Ryland Group Inc, 8.250%, 12/15/11	12/08 at 104.13	B	101,500

150	Samsonite Corporation, 8.875%, 6/01/11	6/08 at 104.44	B-	163,125

100	Speedway Motorsports Inc, 6.750%, 6/01/13	6/08 at 103.38	Ba2	105,750

100	Standard Pacific Corporation, 6.250%, 4/01/14	No Opt. Call	BB	98,500

100	Technical Olympic USA Inc, 7.500%, 1/15/15	No Opt. Call	B2	99,750

200	United Rentals of North America Inc, 7.750%, 11/15/13	11/09 at 102.58	B+	197,000

	Consumer Staples - 3.8%

100	Dean Foods Company, 6.625%, 5/15/09	No Opt. Call	Ba2	105,750

100	Del Monte Corporation, 8.625%, 12/15/12	12/07 at 104.31	B	112,500

150	Elizabeth Arden Inc, 7.750%, 1/15/14	1/09 at 103.88	B2	159,750

	Energy - 3.3%

150	Hanover Compressor Company, 9.000%, 6/01/14	6/09 at 104.50	B	167,625

150	Premcor Refining Group Inc, 7.500%, 6/15/15	6/08 at 103.75	BB-	163,125

	Financials - 2.3%

100	FelCor Lodging LP, 9.000%, 6/01/11	No Opt. Call	B1	113,750

100	La Quinta Properties Inc, 8.875%, 3/15/11	3/07 at 104.44	BB-	112,000

	Healthcare - 5.3%

100	Athena Neuroscience Finance LLC, 7.250%, 2/21/08	No Opt. Call	B	105,000

	HCA Inc:

100	8.750%, 9/01/10	No Opt. Call	BB+	114,438

100	6.950%, 5/01/12	No Opt. Call	BB+	105,442

	HEALTHSOUTH Corporation:

100	8.375%, 10/01/11 (Optional put 1/02/09)	No Opt. Call	N/R	104,250

100	7.625%, 6/01/12 (Optional put 1/02/09)	No Opt. Call	N/R	101,000

	Industrials - 7.2%

100	Allied Waste North America Inc., Series B, 8.875%, 4/01/08	No Opt. Call	BB-	107,500

150	Case New Holland Inc, 9.250%, 8/01/11	8/07 at 104.63	BB-	167,625

100	Corrections Corporation of America, 9.875%, 5/01/09	5/06 at 104.94	B1	111,500

100	Fastentech Inc, 12.500%, 5/01/11	5/07 at 105.75	B-	115,500

100	Jacuzzi Brands Inc, 9.625%, 7/01/10	7/07 at 104.81	B	111,500

100	JLG Industries Inc, 8.375%, 6/15/12	6/07 at 104.19	B	107,500

	Information Technology - 1.0%

100	Amkor Technology Inc, 9.250%, 2/15/08	No Opt. Call	B	102,750

	Materials - 11.7%

100	AK Steel Corporation, 7.750%, 6/15/12	6/07 at 103.88	B+	103,500

100	Constar International Inc, 11.000%, 12/01/12	12/07 at 105.50	B	104,250

100	Equistar Chemicals LP/Equistar Funding Corporation, 10.625%, 5/01/11	5/08 at 102.66	B+	116,500

100	Georgia Pacific Corp, 8.875%, 2/01/10	No Opt. Call	BB+	116,875

100	Graphic Packaging International Inc, 9.500%, 8/15/13	8/08 at 104.75	B-	114,250

100	Methanex Corporation, 8.750%, 8/15/12	No Opt. Call	BBB-	117,250

100	Nalco Finance Holdings Inc, 0.000%, 2/01/14	No Opt. Call	B-	74,500

100	PolyOne Corporation, 10.625%, 5/15/10	5/07 at 105.31	B+	113,000

100	Rockwood Specialties Group, 7.500%, 11/15/14	11/09 at 103.75	B-	104,250

100	Russel Metals Inc, 6.375%, 3/01/14	3/09 at 103.19	BB-	102,000

100	Wise Metals Group, 10.250%, 5/15/12	5/08 at 105.13	B	101,500

	Utilities - 9.6%

180	AES Corporation, 7.750%, 3/01/14	No Opt. Call	B2	196,200

125	Calpine Corporation, 9.625%, 9/30/14	10/09 at 104.81	B+	130,000

110	Edison Mission Energy, 9.875%, 4/15/11	No Opt. Call	B1	130,900

170	El Paso Natural Gas Company, 8.375%, 6/15/32	No Opt. Call	B1	190,188

150	Utilicorp Canada Finance Corporation, 7.750%, 6/15/11	No Opt. Call	B2	156,562

150	Williams Companies Inc, 7.500%, 1/15/31	No Opt. Call	B+	156,000

$5,455	Total Corporate Bonds (cost $5,881,240)			5,859,480

	EURO TIME DEPOSITS – 39.9% (40.5% of Total Investments)

$3,986	State Street Bank, 1.000%, 1/03/05	3,985,750

	Total Euro Time Deposits (cost $3,985,750)	3,985,750

	Total Investments (cost $9,866,990) – 98.6%	9,845,230

	Other Assets Less Liabilities – 1.4%	137,901

	Net Assets – 100%	$9,983,131

DJ BB CDX at December 31, 2004:

Counterparty	Type	Notional Amount	Fixed Rate	Termination Date	Unrealized Appreciation (Depreciation)

Goldman Sachs	Sell	$2,000,000	2.250%	12/20/09	$(2,506)

*       Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

**     Ratings: Using the higher of Standard & Poor’s or Moody’s rating.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to amortization of premium on taxable debt securities and timing differences in recognizing certain gains and losses on security transactions.

At December 31, 2004, the cost of investments was $9,867,936.

Gross unrealized appreciation and gross unrealized depreciation of investments at December 31, 2004, were as follows:

Gross unrealized:

Appreciation	$4,750

Depreciation	(27,456)

Net unrealized appreciation (depreciation) of investments	$(22,706)

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: Ex-99. CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Investment Trust III

By (Signature and Title)*	/s/ Jessica R. Droeger
Vice President and Secretary

Date	March 1, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date	March 1, 2005

By (Signature and Title)*	/s/ Stephen D. Foy
Vice President and Controller (principal financial officer)

Date	March 1, 2005